SHARE-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement, Noncash Expense [Abstract]
SHARE-BASED COMPENSATION PLANS	SHARE-BASED COMPENSATION PLANS
The Company has a 2020 Stock Incentive Plan (“2020 Employee Plan”), a 2009 Non-Employee Director Stock Option and Restricted Stock Plan (“2009 Director Plan”), a 2003 Non-Employee Director Equity Compensation Plan (“2003 Director Plan”) and a 2025 Employee Stock Purchase Plan (“2025 ESPP”).
The 2020 Employee Plan was established in June 2020. Under the 2020 Employee Plan, 1,400,000 common shares have been authorized to be granted as non-qualified share options, share appreciation rights, restricted share awards or performance share unit (“PSU”) awards to officers and key employees of the Company. At December 31, 2025, there were 517,298 remaining shares available to be granted under the 2020 Employee Plan, which includes 257,408 shares related to previous grants from the 2020 Employee Plan that have been forfeited by participants and are now eligible to be re-issued. Through December 31, 2025, only non-qualified share options, restricted share awards and PSU awards had been granted under the employee plans. Under the 2009 Director Plan, 37,439 common shares have been authorized to be granted as share options or restricted share awards to non-employee directors of the Company. At December 31, 2025, there were 34,617 remaining shares available to be granted under the 2009 Director Plan. Under the 2003 Director Plan, 500,000 common shares have been authorized to be granted as share options or share awards to non-employee directors of the Company. At December 31, 2025, there were 252,793 remaining shares available to be granted under the 2003 Director Plan. In May 2025, shareholders approved the ESPP which allows for 500,000 common shares to be issued. No common shares have yet been issued under the ESPP, so all 500,000 are available for issuance as of December 31, 2025.
Options and restricted share awards granted under the 2020 Employee Plan prior to January 1, 2024 vest at the earliest of 20% per year over five years or in accordance with any applicable employment agreement. Restricted share awards granted under the 2020 Employee Plan after January 1, 2024 vest at the earliest of 33.30% per year over three years or in accordance with any applicable employment agreement. Restricted share awards granted under the 2003 Director Plan and 2009 Director Plan generally vest at 33% per year over three years, unless an alternate vesting period is authorized by the Board. Options granted under the 2020 Employee Plan have all expired as of September 19, 2022. There are no options outstanding as of December 31, 2025 and 2024, respectively.
PSU awards granted under the 2020 Employee Plan will vest 100% after three years. For PSU awards granted prior to January 1, 2025, the PSU awards represent the right to receive between 0 and 1.75 shares of stock for each unit depending upon performance in relation to certain metrics. For PSU awards granted after January 1, 2025, the PSU awards represent the right to receive between 0 and 2.00 shares of stock for each unit awarded depending upon performance in relation to certain metrics. The PSU metrics generally include operating return on equity for each of the individual years within the performance period, total shareholder return (“TSR”) for each of the individual years within the performance period and growth in book value per share over the three year performance period, compared to designated peer companies.
For restricted share awards and PSU awards granted under the 2020 Employee Plan, the 2009 Director Plan and the 2003 Director Plan, share-based compensation expense recognized in the consolidated statements of operations and comprehensive income (loss) was $61 million, $63 million and $49 million for the years ended December 31, 2025, 2024 and 2023, respectively. The corresponding income tax benefit recorded in the consolidated statements of operations and comprehensive income (loss) for share-based compensation was $6 million, $8 million and $7 million for the years ended December 31, 2025, 2024 and 2023, respectively.
For the year ended December 31, 2025, a total of 300,709 shares of restricted stock were granted on February 26, 2025, February 27, 2025, March 6, 2025, May 13, 2025, June 23, 2025, August 20, 2025, September 11, 2025 and November 4, 2025 with a fair value of $344.48, $347.23, $359.28, $348.41, $339.93, $341.44, $343.83 and $315.22 per share, respectively. Additionally, 27,204 PSU awards were granted on February 26, 2025, with a fair value of $344.48 per unit. No share options were granted during the year ended December 31, 2025.
The Company recognizes, as an increase to additional paid-in capital, a realized income tax benefit from dividends, charged to retained earnings and paid to employees on equity classified non-vested equity shares. In addition, the amount recognized in additional paid-in capital for the realized income tax benefit from dividends on those awards is included in the pool of excess tax benefits available to absorb tax deficiencies on share-based payment awards. For the years ended December 31, 2025, 2024 and 2023, the Company recognized $0.6 million, $0.6 million and $0.5 million, respectively, of additional paid-in capital due to tax benefits from dividends on restricted shares.
The following table summarizes the status of the Company’s restricted non-vested shares and changes for the periods indicated:

	Years Ended December 31,
	2025		2024		2023
Restricted (non-vested) Shares	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value
Outstanding at January 1,	467,185	$343.53	461,537	$313.05	479,630	$268.82
Granted	300,709	344.38	222,196	369.62	181,646	382.01
Vested	163,616	331.37	147,655	292.15	155,110	261.60
Forfeited	111,529	345.22	68,893	333.54	44,629	297.23
Outstanding at December 31,	492,749	347.71	467,185	343.53	461,537	313.05
As of December 31, 2025, there was $122 million of total unrecognized compensation cost related to non-vested restricted stock award compensation expense. That cost is expected to be recognized over a weighted-average period of 2 years. The total grant-date fair value of shares vested during the years ended December 31, 2025, 2024 and 2023, was $54 million, $43 million and $41 million, respectively. The tax benefit realized from the shares vested for the years ended December 31, 2025, 2024 and 2023 were $9 million, $9 million and $11 million, respectively.
In addition to the 2020 Employee Plan, the 2009 Director Plan and the 2003 Director Plan, Group issued 839 common shares in 2025, 324 common shares in 2024 and 447 common shares in 2023 to the Company’s non-employee directors as compensation for their service as directors. These issuances had aggregate values of $0.3 million, $0.1 million and $0.2 million in 2025, 2024 and 2023.
The Company acquired 57,715, 54,537 and 56,832 common shares at a cost of $20 million, $20 million and $22 million in 2025, 2024 and 2023, respectively, from employees who chose to pay required withholding taxes on restricted share vestings by withholding shares.
The following table summarizes the status of the Company’s non-vested PSU awards and changes for the period indicated:

	Years Ended December 31,
	2025		2024		2023
Performance Share Unit Awards	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value
Outstanding at January 1,	52,682	$—	51,000	$—	54,861	$—
Granted	27,204	344.48	18,713	369.52	14,975	382.39
Increase/(Decrease) on vesting units due to performance	(4,967)	—	8,354	—	(4,063)	—
Vested	10,446	362.70	24,053	386.81	14,023	340.44
Forfeited	29,491	—	1,332	—	750	—
Outstanding at December 31,	34,982	—	52,682	—	51,000	—
The Company acquired 4,981, 11,336 and 6,117 common shares at a cost of $2 million, $4 million and $2 million in 2025, 2024 and 2023, respectively, from employees who chose to pay required withholding taxes on PSU settlements by withholding shares.
Employee Stock Purchase Plan.
In August 2025, following shareholder approval, the Company implemented an Employee Stock Purchase Plan (“2025 ESPP”), authorizing the issuance of 500,000 shares under such plan. The ESPP provides employees of the Company and its participating subsidiaries with the opportunity to purchase Group common shares at a discount through accumulated payroll deductions during established offering periods. Under this plan, eligible employees of the Company purchase common shares at a discount rate of 15% from the market price per share on the last trading day of the offering period. The ESPP is a compensatory plan, based on the discount rate of 15%. Therefore, consistent with other forms of share-
based payments, compensation cost for equity awarded through the ESPP is measured as the fair value of the award at grant date.